Seller	ALT Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	250108001	Closed	XXXX-XX-XX XX:XX	XXXX-XX-XX XX:XX	Resolved	1 - Information	Property	Property	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided	Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024

Resolved-Post incident inspection provided.  No Damage Noted. - Due Diligence Vendor-03/19/2024

										Open-Subject property is in recent disaster area and there is no post incident inspection - Due Diligence Vendor-03/09/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-Post incident inspection provided. No Damage Noted. - Due Diligence Vendor-03/19/2024	XXXX-PDI.pdf			XX	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	250108002	Closed	XXXX-XX-XX XX:XX	XXXX-XX-XX XX:XX	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024

										Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/19/2024		Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024	XXXX_RDA.pdf			XX	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	250108002	Closed	XXXX-XX-XX XX:XX	XXXX-XX-XX XX:XX	Waived	2 - Non-Material	Credit	Eligibility	Debt Service Coverage Ratio below guideline minimum	Waived-Document Uploaded. Lender provided evidence of exception waiver. - Due Diligence Vendor-03/19/2024
Ready for Review-An exception has been granted to allow the loan to qualify at 2% above the Note rate, vs. the fully indexed rate.

Compensating factors. Low LTV/CLTV, DSCR so no DTI, and excessive cash-back/reserves through cash-back.
 - Seller-03/18/2024
Counter-Lender calculated qualifying PITIA as $XXXX whereas audit calculated qualifying PITIA as $XXXX.  It appears that Lender qualified loan at XXXX% (Note rate + 2%), but loan was 6M/6M ARM and guidelines required Greater of fully indexed rate or Note Rate + 2% for qualifying.  Audit used fully indexed rate of XXXX% for qualifying. Condition remains. - Due Diligence Vendor-03/18/2024
Ready for Review-Document Uploaded. Per current XXXX systems, the qualifying PITIA is $XXXX divided by $XXXX in monthly rent = XXXX DSCR. The attached calculation worksheet remains accurate. - Seller-03/13/2024
Open-Audited DSCR of XXXX exceeds Guideline DSCR of XXXX Debt Service Coverage Ratio of XXXX% is below guideline minimum of XXXX%. - Due Diligence Vendor-03/12/2024	Ready for Review-An exception has been granted to allow the loan to qualify at 2% above the Note rate, vs. the fully indexed rate.

Compensating factors. Low LTV/CLTV, DSCR so no DTI, and excessive cash-back/reserves through cash-back.
 - Seller-03/18/2024
 Ready for Review-Document Uploaded. Per current XXXX systems, the qualifying PITIA is $XXXX divided by $XXXX in monthly rent = XXXX DSCR. The attached calculation worksheet remains accurate. - Seller-03/13/2024
												Waived-Document Uploaded. Lender provided evidence of exception waiver. - Due Diligence Vendor-03/19/2024	XXXX- DSCR calculation.pdf XXXX - XXXX XXXX.msg		Compensating factors. Low LTV/CLTV, DSCR so no DTI, and excessive cash-back/reserves through cash-back.	XX	Investment	Refinance	Cash Out - Other	XXXX	Originator Post-Close	Yes
XXXX	250108003	Closed	XXXX-XX-XX XX:XX	XXXX-XX-XX XX:XX	Resolved	1 - Information	Property	Property	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided	Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024

Resolved-Post incident inspection provided.  No damage noted. - Due Diligence Vendor-03/19/2024

Open-Subject property is in recent disaster area and there is no post incident inspection
										- Due Diligence Vendor-03/09/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-Post incident inspection provided. No damage noted. - Due Diligence Vendor-03/19/2024	XXXX-PDI.pdf			XX	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	250108007	Closed	XXXX-XX-XX XX:XX	XXXX-XX-XX XX:XX	Waived	2 - Non-Material	Credit	Missing Doc	Title Document is Incomplete	Waived-Exception for CPL provided. Condition Waived. - Due Diligence Vendor-03/21/2024
Ready for Review-Document Uploaded. Exception granted - Seller-03/20/2024
Open- - Due Diligence Vendor-03/20/2024
Ready for Review-The CPL is not required when XXXX does not prepare documents since the loan is already funded.  We do not require since it is irrelevant at that point of the process.   - Seller-03/19/2024
Open-Title Document is Incomplete Lender guidelines require a Closing Protection letter to be obtained prior to closing. Despite this requirement, no CPL was in the file. - Due Diligence Vendor-03/16/2024	Ready for Review-Document Uploaded. Exception granted - Seller-03/20/2024
 Ready for Review-The CPL is not required when XXXX does not prepare documents since the loan is already funded.  We do not require since it is irrelevant at that point of the process.   - Seller-03/19/2024
												Waived-Exception for CPL provided. Condition Waived. - Due Diligence Vendor-03/21/2024	XXXX.pdf			XX	Investment	Purchase	NA	XXXX	Originator Post-Close	Yes